Segment Reporting - Schedule of Presents Significant Expenses Provided to the CODM (Details) - Chief Operating Decision Maker (CODM) [Member] - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Revenues
Total revenues	$ 131,493,350		$ 89,895,888		$ 248,862,185		$ 178,831,608		$ 390,229,672		$ 389,602,570		$ 388,332,920
Segment expenses
Brokerage and transaction	34,800,716		18,963,229		58,046,172		36,896,073		79,306,618	[1]	66,418,918	[1]	59,764,117	[1]
Technology and development	17,554,435	[2]	12,774,376	[2]	32,980,484	[2]	25,427,230	[2]	55,550,088	[1]	44,407,785	[1]	39,491,515	[1]
Marketing and branding	29,719,577	[2]	32,685,242	[2]	52,400,406	[2]	66,173,288	[2]	136,693,180	[1]	150,558,774	[1]	137,394,118	[1]
General and administrative	26,174,593	[2]	25,864,876	[2]	53,535,320	[2]	48,400,149	[2]	100,445,443	[1]	75,825,829	[1]	53,105,956	[1]
Other segment items	26,969,402	[3]	8,474,119	[3]	35,038,447	[3]	20,610,934	[3]	32,587,611	[4]	29,411,885	[4]	30,022,321	[4]
Total operating expenses per condensed consolidated statements of operations and comprehensive loss	135,218,723		98,761,842		232,000,829		197,507,674		404,582,940		366,623,191		319,778,027
Operating (loss) income	(3,725,373)		(8,865,954)		16,861,356		(18,676,066)		(14,353,268)		22,979,379		68,554,893
Other expense, net	17,659,796		1,416,988		18,749,213		1,443,480		(2,302,693)		2,801,285		2,869,397
Provision for income taxes	6,999,777		1,397,200		13,558,002		4,112,661		13,823,355		16,140,571		32,211,527
Net (loss) income	(28,384,946)		(11,680,142)		(15,445,859)		(24,232,207)		23,182,152		(5,821,988)		(50,077,626)
Equity and Option Order Flow Rebates [Member]
Revenues
Total revenues	68,688,838		43,316,935		132,800,020		87,229,052		197,069,562		192,232,715		278,981,134
Interest Related Income [Member]
Revenues
Total revenues	36,286,533		31,898,791		67,426,597		64,396,420		130,451,877		155,792,329		91,882,243
Handling Charge Income [Member]
Revenues
Total revenues	20,105,503		10,365,426		37,652,513		20,069,935		49,044,700		30,677,177		8,500,321
Other Revenues [Member]
Revenues
Total revenues	$ 6,412,476		$ 4,314,736		$ 10,983,055		$ 7,136,201		$ 13,663,533		$ 10,900,349		$ 8,969,222

[1]	Excludes share-based compensation. See Note 18 for operating expense allocation.
[2]	Excludes share-based compensation. See Note 9 for operating expense allocation.
[3]	Other segment items represent share-based compensation.
[4]	Other segment items represent share-based compensation.